EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2015-A
Monthly Servicer's Statement
for the month ended July 31, 2015
Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	34.17%
From	01-Jul-15	15-Jul-15	17-Aug-15	Floating Allocation Percentage at Month-End	65.38%
To	31-Jul-15	17-Aug-15
Days	33

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2015-A balances were:		Payment Date	Period	Period
		1/16/2018	7/1/2017	No
Notes	$900,000,000.00
A1	550,000,000.00
A2	350,000,000.00
Principal Amount of Debt	900,000,000.00
Required Overcollateralization	$211,140,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$3,897,681.73
Series Nominal Liquidation Amount	1,115,037,681.73

Required Participation Amount	$1,115,037,681.73		Accumulation Account
Excess Receivables	$454,447,501.13		Beginning	-
			Payout	-
Total Collateral	$1,569,485,182.86		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	174.39%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		A1 Days	33
	Total Pool		A1 LIBOR	0.187300%
Beginning Gross Principal Pool Balance	$5,504,655,235.14		A1 Applicable Margin	0.400000%
Total Principal Collections	$(2,195,053,334.02)			0.587300%
Investment in New Receivables	$1,862,386,726.40				0.92%
Receivables Added for Additional Accounts	$0.00		A2 Days	30
Repurchases	$(44,973,394.17)		A2 Fixed Rate	1.440000%
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	$(528,759,597.68)			Actual	Per $1000
Less Servicing Adjustment	$(4,878,779.68)		Interest A1	296,097.08	0.30
Ending Balance	$4,593,376,855.99		Principal A1	-	$0.00

SAP for Next Period	34.17%				0.30

Average Receivable Balance	$4,783,573,751.95			Actual	Per $1000
Monthly Payment Rate	45.89%		Interest A2	420,000.00	0.42
			Principal A2	-	$0.00
Interest Collections
During the past collection period, the following activity occurred:					0.42

	NMOTR		Total Due Investors	716,097.08	0.867996%
	Total Pool		Servicing Fee	$925,950.00
Total Interest Collections	$11,184,360.39		Excess Cash Flow	856,538.22
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$11,184,360.39
			Reserve Account

			Required Balance	$4,500,000.00
			Current Balance	$4,500,000.00
			Deficit/(Excess)	$-